13. FINANCIAL INSTRUMENTS (Details 13) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
TJLP
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	6.98%
TJLP | Probable Scenario
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	R$ (2,793)
TJLP | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	(16,658)
TJLP | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	R$ (33,316)
LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	2.88%
LIBOR | Probable Scenario
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	R$ (47,391)
LIBOR | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	(34,505)
LIBOR | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	R$ (69,010)
CDI
Disclosure of financial instruments by type of interest rate [line items]
Interest rate (in percent)	6.40%
CDI | Probable Scenario
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	R$ (53,528)
CDI | Scenario 1
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	(176,924)
CDI | Scenario 2
Disclosure of financial instruments by type of interest rate [line items]
Impact on profit or loss	R$ (353,848)